Note 2 - Investment Securities - Amortized Cost and Estimated Fair Value of Securities by Contractual Maturity ( (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Due in one year or less, available for sale, amortized cost	$ 721	$ 216
Due in one year or less, available for sale, fair value	657	217
Due in one year or less, held to maturity, amortized cost	0	0
Due in one year or less, held to maturity, fair value	0	0
Due after one year through five years, available for sale, amortized cost	3,152	1,895
Due after one year through five years, available for sale, fair value	3,042	1,924
Due after one year through five years, held to maturity, amortized cost	0	0
Due after one year through five years, held to maturity, fair value	0
Due after five years through ten years, available for sale, amortized cost	5,275	4,226
Due after five years through ten years, held to maturity, amortized cost	0	0
Due after five years through ten years, available for sale, fair value	4,853	0
Available-for-sale, Due after five years through ten years, fair value		4,287
Due after ten years, available for sale, amortized cost	126,258	229,491
Due after ten years, available for sale, fair value	95,798	225,816
Due after ten years, held to maturity, amortized cost	96,842	0
Due after ten years, held to maturity, fair value	90,198	0
Amortized cost	242,461	647,557
Fair value	201,322	631,835
Available-for-sale, amortized cost	242,461	647,557
Amortized cost	406,590	0
Available-for-sale, fair value	201,322	631,835
Fair value	375,292	0
Held-to-maturity, amortized cost		0
Held-to-maturity, fair value	375,292	0
Residential Mortgage-Backed Securities [Member]
Amortized cost	94,226	332,779
Fair value	84,481	323,736
Available-for-sale, amortized cost	94,226	332,779
Amortized cost	250,615
Available-for-sale, fair value	84,481	323,736
Fair value	230,771	0
Held-to-maturity, amortized cost		0
Held-to-maturity, fair value	230,771	0
Commercial Mortgage-Backed Securities [Member]
Amortized cost	12,829	78,950
Fair value	12,491	75,855
Available-for-sale, amortized cost	12,829	78,950
Amortized cost	59,133
Available-for-sale, fair value	12,491	75,855
Fair value	54,323	0
Held-to-maturity, amortized cost		0
Held-to-maturity, fair value	$ 54,323	$ 0